Investments - Schedule of investments (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	$ 459,080
Change in fair value through profit or loss	(235,807)
Effects of foreign exchange	(367)
Ending balance	222,906
Current	222,906	$ 459,080
Non current	0
Long term deposits	222,906
A2ZCryptoCap Inc. [Member] | Ordinary Stock Shares [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	3,794
Change in fair value through profit or loss	(64)
Effects of foreign exchange	0
Ending balance	3,730
Royal Bank of Canada [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	21,889
Change in fair value through profit or loss	0
Effects of foreign exchange	(367)
Ending balance	21,522
Gamestop [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	40,158
Change in fair value through profit or loss	5,922
Effects of foreign exchange	0
Ending balance	46,080
Genius Group Ltd [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	21,906
Change in fair value through profit or loss	(9,499)
Effects of foreign exchange	0
Ending balance	12,407
JZR Gold [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	371,333
Change in fair value through profit or loss	(232,166)
Effects of foreign exchange	0
Ending balance	$ 139,167